Business Combination (Details) - Schedule of the Fair Value of the Identifiable Assets and Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule Of The Fair Value Of The Identifiable Assets And Liabilities Abstract
Cash	$ 233,407	$ 233,407
Accounts receivable	605,579	605,579
Biological assets	200,457	200,457
Inventory	904,006	904,006
Prepayments	179,597	179,597
Intangible assets	24,665,772	24,665,772
Property, plant and equipment, net	12,936,374	12,936,374
Trade and other payables	(3,775,599)	(3,775,599)
Loans and borrowing	(4,058,030)	(4,058,030)
Net assets acquired	$ 31,891,563	$ 31,891,563